LEASES - Supplemental Cash Flow and Other Information (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Operating cash flows for operating leases	$ 135.2	$ 108.4	$ 241.1
Operating cash flows for finance leases	2.0	0.2	0.8
Financing cash flows for finance leases	5.7	0.2	1.4
Supplemental non-cashamounts of lease liabilities arising from obtaining right of use assets	$ 224.3	1,014.1	$ 1,168.0
Weighted average remaining lease term - operating leases	7 years 9 months 18 days		8 years 9 months 18 days
Weighted average remaining lease term - finance leases	7 years 7 months 6 days		6 years 1 month 6 days
Weighted average discount rate - operating leases	7.50%		7.95%
Weighted average discount rate - finance leases	5.30%		5.98%
Adjustments for New Accounting Pronouncement [Member]
Supplemental non-cashamounts of lease liabilities arising from obtaining right of use assets	$ 224.3	$ 160.1	$ 340.2